LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
LONG TERM DEBT
Schedule of Long-term Debt

	December 31,
	2024	2023
France term loan	4,431	3,222
Japanese term loan	138	323
Germany term loan	—	—
USA term loan	—	—
Korea term loan	2	5
Switzerland term loan	—	—
Malaysia term loan	—	—
Total long-term debt	4,571	3,551
Less current portion	(2,409)	(1,553)
Total long-term portion	2,162	1,997

Schedule of Long-term Debt Instruments

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly installment
EDAP Technomed Co. Ltd	50,000,000	April 2, 2025	1.8%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,200,000	December 18, 2026	3.60%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	56,000	August 5, 2028	4.16%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS SA	328,650	December 31, 2027	4.60%	Full reimbursement at termination date

	Drawn			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	1,066,081	July 1, 2025	0.99%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly installment

	Drawn			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	1,066,081	July 1, 2025	0.99%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly installment

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	72,222	July 5, 2024	0.45%	Monthly installment

Schedule of Long-term Debt and Financial Instrument Maturities

2025	2,409
2026	1,809
2027	343
2028	10
2029	—
2030 and thereafter	—
Total	4,571